Income taxes (Reconciliation of statutory income tax expense to provision for income taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory income tax rate	12.50%	12.50%	12.50%
Income tax (benefit) expense at statutory income tax rate of 12.5%	$ (39,327)	$ 167,580	$ 143,866
Permanent differences	22,486	(949)	1,016
Foreign rate differential	(390)	1,083	(803)
Differences between statutory and actual income tax expense	22,096	134	213
Income tax (benefit) expense	$ (17,231)	$ 167,714	$ 144,079